Average Annual Total Returns - Class Y Shares - Alger Spectra Fund - AC	Class Y Inception Date	Class Y Return Before Taxes 1 Year	Class Y Return Before Taxes Since Inception	Class Y Return After Taxes on Distributions 1 Year	Class Y Return After Taxes on Distributions Since Inception	Class Y Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Dec. 03, 2018	44.09%	29.76%	41.28%	26.04%	28.06%	22.54%	38.26%	28.67%